Commitments And Contingencies (Summary Of Movements In Prepayments On Flight Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies [Abstract]
Net book value at beginning of period	$ 3,300,426	$ 3,486,514
Prepayments made during the period	837,776	747,541
Interest capitalized during the period	107,688	79,230
Prepayments and capitalized interest applied to the purchase of flight equipment	(979,911)	(1,012,859)
Net book value at end of period	$ 3,265,979	$ 3,300,426